Schedule of movement of company’s deferred tax assets and liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Balance		$ 67,217
(Decrease) increase recognized in the income statement	64,914	(94,517)
Foreign exchange difference	2,303	2,105
Balance	$ 67,217	$ 25,195